Schedule of Investments(a)
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.80%
Aerospace & Defense–1.95%
Boeing Co. (The)(b)	50,578	$11,454,905
Raytheon Technologies Corp.	181,587	15,788,990
		27,243,895
Air Freight & Logistics–1.34%
United Parcel Service, Inc., Class B	97,714	18,698,551
Apparel Retail–1.24%
Ross Stores, Inc.	141,357	17,343,090
Apparel, Accessories & Luxury Goods–0.72%
Tapestry, Inc.(b)	238,639	10,094,429
Application Software–2.41%
J2 Global, Inc.(b)	50,314	7,107,859
Olo, Inc., Class A(b)	35,395	1,241,303
Q2 Holdings, Inc.(b)	71,330	7,369,102
Workday, Inc., Class A(b)	76,882	18,021,141
		33,739,405
Automobile Manufacturers–1.22%
General Motors Co.(b)	300,683	17,090,822
Automotive Retail–1.17%
CarMax, Inc.(b)	122,525	16,412,224
Biotechnology–0.51%
Seagen, Inc.(b)	46,896	7,193,377
Construction Machinery & Heavy Trucks–0.95%
Caterpillar, Inc.	64,302	13,294,438
Construction Materials–0.80%
Vulcan Materials Co.	62,266	11,207,257
Consumer Finance–1.25%
Capital One Financial Corp.	108,312	17,514,050
Data Processing & Outsourced Services–3.24%
Fiserv, Inc.(b)	125,755	14,475,658
Mastercard, Inc., Class A	79,977	30,866,323
		45,341,981
Distillers & Vintners–1.19%
Constellation Brands, Inc., Class A	74,534	16,720,958
Diversified Banks–2.66%
JPMorgan Chase & Co.	245,083	37,198,698
Diversified Chemicals–0.88%
Eastman Chemical Co.	108,924	12,277,913
Electric Utilities–1.58%
Avangrid, Inc.(c)	201,546	10,508,609
FirstEnergy Corp.	302,241	11,581,875
		22,090,484
Electrical Components & Equipment–0.80%
Hubbell, Inc.	55,704	11,166,424
Shares		Value
Financial Exchanges & Data–1.39%
Intercontinental Exchange, Inc.	161,880	$19,398,080
Food Distributors–0.99%
Sysco Corp.	186,976	13,873,619
Footwear–0.34%
NIKE, Inc., Class B	28,335	4,746,396
Gas Utilities–1.07%
ONE Gas, Inc.	124,621	9,194,537
Suburban Propane Partners L.P.	359,834	5,822,114
		15,016,651
Health Care Equipment–2.30%
Boston Scientific Corp.(b)	270,800	12,348,480
DexCom, Inc.(b)	17,417	8,978,638
Zimmer Biomet Holdings, Inc.	66,822	10,920,051
		32,247,169
Health Care Facilities–1.59%
HCA Healthcare, Inc.	55,733	13,832,930
Tenet Healthcare Corp.(b)	116,696	8,383,441
		22,216,371
Health Care Services–1.24%
Guardant Health, Inc.(b)	39,574	4,345,225
LHC Group, Inc.(b)	60,180	12,949,533
		17,294,758
Health Care Supplies–0.53%
Cooper Cos., Inc. (The)	17,535	7,395,737
Home Improvement Retail–1.11%
Home Depot, Inc. (The)	47,573	15,612,983
Homebuilding–0.93%
D.R. Horton, Inc.	136,117	12,989,645
Hotels, Resorts & Cruise Lines–0.46%
Airbnb, Inc., Class A(b)(c)	44,909	6,467,345
Human Resource & Employment Services–1.10%
Korn Ferry	224,730	15,447,940
Industrial Machinery–0.95%
Stanley Black & Decker, Inc.	67,444	13,289,840
Industrial REITs–1.84%
Duke Realty Corp.	163,347	8,311,095
Prologis, Inc.	136,412	17,466,193
		25,777,288
Insurance Brokers–1.34%
Arthur J. Gallagher & Co.	134,828	18,782,889
Integrated Oil & Gas–1.78%
Chevron Corp.	244,290	24,871,165
Integrated Telecommunication Services–1.69%
Verizon Communications, Inc.	423,356	23,614,798

See accompanying notes which are an integral part of this schedule.
Invesco Main Street All Cap Fund®

Shares		Value
Interactive Home Entertainment–1.64%
Zynga, Inc., Class A(b)	2,270,575	$22,932,807
Interactive Media & Services–11.83%
Alphabet, Inc., Class A(b)	32,181	86,712,670
Bumble, Inc., Class A(b)(c)	53,261	2,709,919
Facebook, Inc., Class A(b)	142,840	50,893,892
Snap, Inc., Class A(b)	339,821	25,289,479
		165,605,960
Internet & Direct Marketing Retail–4.29%
Amazon.com, Inc.(b)	18,027	59,986,465
Internet Services & Infrastructure–0.13%
Snowflake, Inc., Class A(b)	6,807	1,808,756
Investment Banking & Brokerage–0.98%
Raymond James Financial, Inc.	106,091	13,736,663
Life Sciences Tools & Services–0.73%
Avantor, Inc.(b)	273,625	10,282,827
Managed Health Care–2.14%
UnitedHealth Group, Inc.	72,698	29,967,570
Office REITs–0.51%
Alexandria Real Estate Equities, Inc.	35,427	7,132,872
Oil & Gas Exploration & Production–0.72%
Cabot Oil & Gas Corp.	632,379	10,118,064
Pharmaceuticals–3.77%
AstraZeneca PLC, ADR (United Kingdom)	262,050	14,999,742
Catalent, Inc.(b)	115,851	13,880,108
Eli Lilly and Co.	97,882	23,834,267
		52,714,117
Property & Casualty Insurance–1.32%
Allstate Corp. (The)	142,315	18,508,066
Railroads–1.22%
Union Pacific Corp.	77,972	17,057,155
Regional Banks–2.60%
East West Bancorp, Inc.	158,339	11,265,820
First Citizens BancShares, Inc., Class A	14,188	11,103,387
Signature Bank	61,894	14,048,081
		36,417,288
Restaurants–1.51%
Starbucks Corp.	173,544	21,073,448
Semiconductor Equipment–1.97%
Applied Materials, Inc.	196,999	27,566,070
Semiconductors–4.64%
Advanced Micro Devices, Inc.(b)	106,422	11,300,952
Shares		Value
Semiconductors–(continued)
NVIDIA Corp.	130,086	$25,365,469
QUALCOMM, Inc.	172,944	25,907,011
Texas Instruments, Inc.	12,222	2,329,758
		64,903,190
Soft Drinks–1.56%
Coca-Cola Co. (The)	383,821	21,889,312
Specialty Chemicals–0.38%
Diversey Holdings Ltd.(b)	318,101	5,305,925
Specialty Stores–0.83%
Tractor Supply Co.	64,096	11,596,889
Systems Software–7.83%
Microsoft Corp.	316,250	90,102,788
VMware, Inc., Class A(b)(c)	126,423	19,436,272
		109,539,060
Technology Hardware, Storage & Peripherals–4.10%
Apple, Inc.	393,382	57,378,699
Trading Companies & Distributors–0.54%
Fastenal Co.	139,235	7,625,901
Total Common Stocks & Other Equity Interests (Cost $861,229,089)		1,396,817,774
Money Market Funds–0.12%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	577,718	577,718
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	461,390	461,576
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	660,249	660,249
Total Money Market Funds (Cost $1,699,543)		1,699,543
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $862,928,632)		1,398,517,317
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.47%
Invesco Private Government Fund, 0.02%(d)(e)(f)	6,162,129	6,162,129
Invesco Private Prime Fund, 0.12%(d)(e)(f)	14,372,551	14,378,300
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,540,429)		20,540,429
TOTAL INVESTMENTS IN SECURITIES–101.39% (Cost $883,469,061)		1,419,057,746
OTHER ASSETS LESS LIABILITIES—(1.39)%		(19,449,970)
NET ASSETS–100.00%		$1,399,607,776
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Main Street All Cap Fund®

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$274,252	$38,416,282	$(38,112,816)	$-	$-	$577,718	$250
Invesco Liquid Assets Portfolio, Institutional Class	104,078	27,440,201	(27,082,652)	10	(61)	461,576	171
Invesco Treasury Portfolio, Institutional Class	319,431	43,904,322	(43,563,504)	-	-	660,249	111
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	62,972,116	(56,809,987)	-	-	6,162,129	359*
Invesco Private Prime Fund	-	109,947,207	(95,568,907)	-	-	14,378,300	5,610*
Total	$697,761	$282,680,128	$(261,137,866)	$10	$(61)	$22,239,972	$6,501

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street All Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,396,817,774	$—	$—	$1,396,817,774
Money Market Funds	1,699,543	20,540,429	—	22,239,972
Total Investments	$1,398,517,317	$20,540,429	$—	$1,419,057,746
Invesco Main Street All Cap Fund®